Lease Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Lease Liabilities [Abstract]
Schedule of Undiscounted Contractual Cash Flows of the Lease Liabilities

The expected undiscounted contractual cash flows of the lease liabilities as at June 30, 2025 were as follows:

Remainder 2025	2026	2027	2028	2029	Thereafter	Total
$2,131	$4,730	$4,642	$4,495	$4,797	$38,030	$58,825